BUSINESS COMBINATIONS	12 Months Ended
Feb. 28, 2014
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Nokia Solutions and Networks' Microwave Transport Business

On June 1, 2012 the Company announced the closing of the acquisition of the microwave transport business of Nokia Siemens Networks (whose name was changed to Nokia Solutions and Networks, also referred to as NSN, in August 2013 in connection with the acquisition by Nokia Corporation of Siemen's 50% stake in Nokia Siemens Networks, was recently renamed Networks and now operates under the Nokia brand, and is referred to herein as "Nokia" or Nokia's Networks business"), including its associated operational support system (OSS) and related support functions. The acquisition was effected pursuant to the Amended and Restated Master Acquisition Agreement between DragonWave Inc., its wholly-owned subsidiary DragonWave S.a.r.l and Nokia dated May 3, 2012. The terms "Nokia" or Nokia's Networks business" are used interchangeably herein to refer to Nokia Solutions and Networks or NSN.

Consideration paid on closing by DragonWave S.à r.l, a wholly owned subsidiary of the Company, was $12,730 in cash and 2,000,978 common shares with market value of $5,279. The cash payment was made in Euros.

The fair values of the assets acquired and liabilities assumed in the acquisition are as follows:

Tangible Assets
Cash	-

Accounts receivable	-
Inventory	11,378
Lease holiday	2,093
Other current assets	2,564
Capital assets	6,115
Tangible Assets Acquired	22,150
Tangible Liabilities
Accounts payable	-
Accrued liabilities	2,484
Capital lease obligation	4,162
Tangible Liabilities Acquired	6,646
Fair Value of Net Tangible Assets	15,504
Intangible Assets
Customer relationships	1,745
Developed technology	10,800
Intangible Assets Acquired	12,545
Goodwill	-
Gain on purchase of business	(19,397)
Purchase Price	8,652
Purchase Price
Cash	12,730
Common shares of DragonWave	5,279
Other consideration	1,205
Contingent receivable	(10,562)
8,652

The Purchase Price consisted of the following components: a) cash delivered on closing; b) 2,000,978 common shares delivered on closing with a fair value of $5,279 which reflects that Nokia is subject to a lock-up provision restricting sale or disposition of the shares, subject to customary exceptions; c) other consideration deferred for specific tangible assets; d) a contingent receivable based on business performance in the twelve months following closing.

The Company allocated $12,545 to intangible assets, including customer relationships and developed technology based on their fair values at the date of purchase. These intangible assets are being amortized over their estimated useful lives of three, and six years, respectively. The useful lives of the intangible assets were determined as the period of time over which the assets are anticipated to contribute to the Company's future cash flows. None of the intangible assets are deductible for tax purposes.

The Company recognized a one-time gain on purchase of business of $19,397 in the year ended February 28, 2013 due to the difference between the cumulative tangible and intangible net assets and the purchase price.

The primary reason for the acquisition relates to the strategic position with Nokia which positions DragonWave for future growth as well as the acquisition of a technology suite backed by service and support, and further bolsters the Company's ability to participate in the growth in LTE networks worldwide. Management believes that the Company recognized a gain on the purchase of a business as a result of: a) its existing relationship with NSN (now Nokia's Networks business) which positioned the Company more strategically to the seller than other potential acquirers; b) access to the liquidity necessary to complete the acquisition; and c) the prevailing economic and market environment.

The Amended and Restated Master Acquisition Agreement entered into on May 3, 2012 included an arrangement with NSN (now Nokia) for additional consideration that is contingent on actual sales of products achieved in the first eighteen months subsequent to the acquisition date. The fair value represents the discounted, most probable net amount to be received by the Company. During the year ended February 28, 2013 the Company has increased the contingent receivable balance, based on a change in fair value, and recognized a gain of $5,416 in the consolidated statement of operations as a result of business performance subsequent to the acquisition date. Due to payments received, foreign exchange translation and accretion of the relative discounts, which represents a net decrease of $2,135, the contingent receivable balance being carried on the balance sheet as at February 28, 2013 is $13,843.

On April 10, 2013, the Company announced changes to its existing operational framework with NSN (now Nokia). In line with the renewed framework, the Company will continue to be the preferred, strategic supplier to Nokia of packet microwave and related products, and the companies will jointly coordinate technology development activities.

Under the terms of the renewed framework, on April 12, 2013, NSN (now Nokia) paid $13,843 to the Company which settled the balance of the Company's contingent receivable. NSN (now Nokia) took on additional commitments and costs so that DragonWave can continue to develop and supply microwave products. The Italian services agreement, pursuant to which NSN (now Nokia) has provided research & development and certain other services to DragonWave since June 1, 2012, was terminated. As a result, the Company reduced accounts payable by $13,258. Capital assets with a net book value of $628 and the corresponding capital lease obligation associated with the Italian operations in the amount of $1,323 was also eliminated by the Company. During the year ended February 28, 2014, the Company also reduced a capital lease obligation associated with its operations in India by $417 based on a revised agreement.

The Company also recorded a liability included in accounts payable and accrued liabilities, based on management's estimate, for a termination fee of $8,668 to be paid in several tranches. The estimate recorded is subject to measurement uncertainty as to the timing and amount that could have a material impact on the Company's financial statements should actual results differ from management's estimate.

The net impact of these items resulted in a gain of $5,702 in the consolidated statement of operations in the year ended February 28, 2014.

During the year ended February 28, 2014, the Company reduced its estimated liability for the termination fee based on a change in estimate. The Company has also reduced an accrued liability that was recorded upon the aquisition of the microwave transport business of NSN (now Nokia) which was based on a change in estimate. The net impact of these items resulted in a gain in change of estimate of $2,970 in the statement of operations in the year ended February 28, 2014.

Disposition of DragonWave Limited

On January 22, 2013, the Company sold all of its shares of DragonWave Ltd ("DWL"), incorporated in Israel. The shares were sold for a nominal amount. Under the share purchase agreement, the Company has a liability to pay certain future obligations. During the year ended February 28, 2014, the Company reduced the contingent liability by $342 based on a change in circumstance which is included in the consolidated statement of operations as a change in estimate. As at February 14, 2014, the Company has extinguished both the discounted liability [2013-$1,011] and the maximum potential liability [2013-$1,328].

Also, under the terms of a supply and services agreement, the Company has an opportunity to earn an additional $5,068 [2013-$5,271] based on business performance subsequent to the disposition for which the Company has recorded a receivable of $52 [2013-$583] which represents management's estimate of the amounts to be collected based on the discounted forecasted future cash inflows. A reduction in the receivable of $553 was included in the consolidated statement of operations as a change in estimate.

The net book value of the assets of DWL was $2,399 at the date of sale and as such the Company had recorded in the previous fiscal year, after consideration of both the discounted liability of $1,011 and the receivable of $583, a net loss on sale of assets in the Consolidated Statements of Operations of $2,827.